BASIC AND DILUTED NET LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Nine months ended September 30,
	2021	2020
	Unaudited	Unaudited
Numerator:
Net loss	$(3,854)	$(6,118)
Accretion of preferred stocks to redemption value	(52,993)	(3,873)
Net loss attributable to common stockholders	$(56,847)	$(9,991)
Denominator:
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders	13,157,022	11,973,921
Net loss per stock attributable to common stockholders – basic and diluted	$(4.32)	$(0.83)
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year ended December 31,
	2020	2019
Numerator:
Net loss	(812)	(7,334)
Accretion of preferred stocks to redemption value	(7,297)	(2,007)
Net loss attributable to common stockholders - basic and diluted	$(8,109)	$(9,341)
Denominator:
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders	11,986,185	11,880,295
Net loss per stock attributable to common stockholders – basic and diluted	$(0.68)	$(0.79)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	September 30,
	2021	2020
	Unaudited	Unaudited
Preferred stocks	55,105,773	55,105,773
Options outstanding	8,805,131	6,325,006
Warrants outstanding	508,708	508,708
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2020	2019
Preferred stocks	55,105,773	55,105,773
Options outstanding	9,874,369	7,443,587
Warrants outstanding	508,708	508,708